Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Components of Income Before Income Tax Expenses
	Years Ended December 31,
	2012	2013	2014
China	$285,595	$299,236	$296,407
Non-China*	(65,944)	(54,429)	(61,933)
Total	$219,651	$244,807	$234,474

Provision for Income Taxes
	Years Ended December 31,
	2012	2013	2014
Current:
China	$37,540	$12,389	$17,110
Non-China*	(144)	855	2,746
Total	$37,396	$13,244	$19,856
Deferred:
China	$(3,367)	$599	$14,092
Non-China*	3,340	417	1,537
Total	(27)	1,016	15,629
Total provision for income taxes	$37,369	$14,260	$35,485

Remarks*	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.

Summary of Tax Benefits
	Years Ended December 31,
	2012	2013	2014
2011 Tax benefits	$-	$7,923	$-
2012 Tax benefits	-	11,451	-
2013 Tax benefits	-	7,399	-
2014 Tax benefits	-	-	5,911
Total tax benefits	$-	$26,773	$5,911

Components of Deferred Tax Assets and Liabilities
	December 31,
	2013	2014
Deferred tax assets are analyzed as:
Accrued employee benefits	$197	$2,234
Acquired intangible assets	6,747	6,668
Allowance for doubtful accounts	3,872	3,665
Depreciation of property, plant and equipment	1,551	261
Government subsidies	2,720	3,422
Inventories write-down	1,546	3,255
Sales incentive and warranty accruals	2,535	2,915
Net operating losses	48,772	55,235
Research & experimentation tax credits	1,420	2,254
Others	(260)	(56)
Valuation allowance	(59,515)	(65,051)
Total deferred tax assets, net	$9,585	$14,802
Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(42,812)	$(45,681)
Undistributed earnings that may be distributed by the PRC subsidiaries	(3,000)	(23,552)
Net deferred tax liabilities	$(36,227)	$(54,431)

Analysis of Deferred Tax Assets and Liabilities
	December 31,
	2013	2014
Deferred tax assets are analyzed as:
Current	$9,585	$14,802
Deferred tax liabilities are analyzed as:
Non-current	(45,812)	(69,233)
Total	$(36,227)	$(54,431)

Movements in Valuation Allowance
	December 31,
	2012	2013	2014
Balance, beginning of year	$36,945	$51,884	$59,515
Current year net addition	14,939	7,631	5,536
Balance, end of year	$51,884	$59,515	$65,051

Reconciliation of Income Tax Expense to Amount Computed by Applying PRC Enterprise Income Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations
	Years Ended December 31,
	2012	2013	2014
Income before income taxes and non-controlling interests	$219,651	$244,807	$234,474
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	36,809	44,435	40,865
Effect of net income for which no income tax benefit/expense is receivable/payable	(929)	(3,993)	3,933
Effect of different tax rates in different foreign jurisdictions	(5,192)	(1,286)	130
Effect of different tax rates applicable to PRC subsidiaries	(68)	(35)	22
Employee share-based compensation expense	1,833	334	1,715
(Non-taxable) taxable VAT refund	(3,853)	9,415	-
Tax incentives relating to research and development expense	(5,958)	(8,565)	(8,038)
(Over) under provision of income taxes in prior years	(212)	(2,159)	(105)
Effect of tax holidays	-	(7,744)	(23,214)
Effect of income tax benefits	-	(26,773)	(5,911)
Effect of deferred tax liabilities on undistributed earnings that may be distributed by the PRC subsidiaries	-	3,000	20,552
Change in valuation allowance	14,939	7,631	5,536
Total provision for income taxes	$37,369	$14,260	$35,485

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
	December 31,
	2013	2014
Unrecognized tax benefits, beginning of year	$5,484	$3,659
Gross decrease - prior year tax positions	(1,226)	-
Gross increase - current period tax positions	(599)	1,715
Unrecognized tax benefits, end of year	$3,659	$5,374